Short-term borrowings and convertible note (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2019
Short-term borrowings and convertible note.
Short-term bank loan	¥ 936,207	¥ 830,000	$ 146,911
Convertible note		248,878
Short-term borrowings and convertible note	¥ 936,207	¥ 1,078,878	$ 146,911
Average interest rate for short-term borrowings	3.10%	4.80%	3.10%	5.90%
Short-term investment	¥ 843,982	¥ 119,126	$ 132,439
Assets pledging purpose	us-gaap:ValuationTechniqueOptionPricingModelMember	us-gaap:ValuationTechniqueOptionPricingModelMember
Bank deposit
Short-term borrowings and convertible note.
Short-term borrowings and convertible note		¥ 60,000
Bank deposit		¥ 30,000
Short-term investments
Short-term borrowings and convertible note.
Short-term borrowings and convertible note	¥ 680,000		106,700
Short-term investment	¥ 590,000		$ 92,600